UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer           New York, New York       August 12, 2011
----------------------          ------------------       -----------------
     [Signature]                [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:       $67,004
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                              Eagle Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                             TITLE                      VALUE      SHS OR   SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION      MGRS     SOLE   SHARED NONE
ABITIBIBOWATER INC           COM NEW         003687209   1,555      76,602  SH        SHARED-DEFINED  1         76,602
BLACK DIAMOND INC            COM             09202G101     650      82,546  SH        SHARED-DEFINED  1         82,546
CALPINE CORP                 COM NEW         131347304   5,915     366,700  SH        SHARED-DEFINED  1        366,700
COLLECTIVE BRANDS INC        COM             19421W100   3,006     204,600  SH        SHARED-DEFINED  1        204,600
COMPASS MINERALS INTL INC    COM             20451N101   2,816      32,721  SH        SHARED-DEFINED  1         32,721
E TRADE FINANCIAL CORP       COM NEW         269246401     301      21,783  SH        SHARED-DEFINED  1         21,783
GENTIUM S P A                SPONSORED ADR   37250B104     542      54,761  SH        SHARED-DEFINED  1         54,761
GLOBE SPECIALTY METALS INC   COM             37954N206   6,529     291,228  SH        SHARED-DEFINED  1        291,228
INNOPHOS HOLDINGS INC        COM             45774N108   5,824     119,342  SH        SHARED-DEFINED  1        119,342
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT  55608B105   7,497     271,646  SH        SHARED-DEFINED  1        271,646
PACKAGING CORP AMER          COM             695156109   5,420     193,626  SH        SHARED-DEFINED  1        193,626
ROCK-TENN CO                 CL A            772739207   2,720      41,000  SH        SHARED-DEFINED  1         41,000
ROCKWOOD HLDGS INC           COM             774415103   8,980     162,417  SH        SHARED-DEFINED  1        162,417
SEACOAST BKG CORP FLA        COM             811707306   1,170     779,803  SH        SHARED-DEFINED  1        779,803
SEMGROUP CORP                CL A            81663A105     260      10,126  SH        SHARED-DEFINED  1         10,126
SIX FLAGS ENTMT CORP NEW     COM             83001A102  10,808     288,588  SH        SHARED-DEFINED  1        288,588
SPANSION INC                 COM CL A NEW    84649R200   3,012     156,300  SH        SHARED-DEFINED  1        156,300



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